Deposits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of period	R$ 766,086	R$ 0
Additions	4,929,953	892,754
Withdraws	(2,667,612)	(130,459)
Interest	105,596	3,791
Balance at end of period	R$ 3,133,996	R$ 766,086